Fees and Expenses - SMALL CAP EQUITY FUND	Dec. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The management fee has been restated to reflect the estimated fee for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)